Parent company accounts - Statement of changes in equity (Parenthetical) - Barclays Bank PLC - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amounts payable, related party transactions	£ 6,000	£ 6,000
Interest paid, classified as financing activities	£ 250	£ 164